Supplemental disclosure of cash flow information (Tables)	9 Months Ended
Sep. 30, 2022
Summary of Changes in Operating Assets and Liabilities Explanatory

	Three months ended		Nine months ended
	September 30, 2022		September 30, 2022
	2022	2021	2022	2021
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	205	563	425	666
Inventory	41	—	(165)	(39)
Prepaid expenses and other current assets	(481)	233	(1,240)	548
Payables and accrued liabilities	(133)	298	(14)	(17)
Taxes payable	210	—	210	(129)
Deferred revenues	595	318	1,425	1,606
Employee future benefits	(269)	(68)	(387)	(225)
	168	1,344	254	2,410